Total Income Before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes
Income before income taxes, United States	$ (19.9)	$ 28.4	$ 32.5
Income before income taxes, Foreign	165.4	191.0	221.6
Income before income taxes	145.5	219.4	254.1
Provision for income taxes, Current, United States	2.1	8.0	3.6
Provision for income taxes, Current, Foreign	59.4	63.0	66.5
Provision for income taxes, Current, State and local	1.0	(0.2)
Provision for income taxes, Current, Total	62.5	70.8	70.1
Provision for income taxes, Deferred , Foreign	23.7	28.5	27.2
Provision for income taxes	$ 86.2	$ 99.3	$ 97.3